UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

       Check here if Amendment [ ]; Amendment Number:
       This Amendment (Check only one.):  [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pirate Capital LLC
Address:   200 Connecticut Avenue
           Norwalk, CT 06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson, Jr.

Title: Manager

Phone: 203 854-1100

Signature, Place, and Date of Signing:



/s/ Thomas R. Hudson, Jr.        Norwalk, Connecticut            11/13/2007
      [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       5

Form 13F Information Table Value Total:       245,508
                                            (thousands)

List of Other Included Managers:              None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                               September 30, 2007

         Column 1       Column 2  Column 3   Column 4     Column 5                 Column 6    Column 7             Column 8
------------------------------------------------------------------------------------------------------------------------------------

                        TITLE OF                          SHARES OR        PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
                                                                           ----
      NAME OF ISSUER      CLASS    CUSIP    VALUE (000)    PRN AMT  SH/PRN CALL    DISCRETION   MANAGERS     SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
1 ALLIED DEFENSE
   GROUP                 common  019118108     9,211      1,170,361    SH        Shared-Defined   NONE   1,170,361
2 ANGELICA CORP          common  034663104    18,432        935,147    SH        Shared-Defined   NONE     935,147
3 BRINK'S CO             common  109696104   122,167      2,186,238    SH        Shared-Defined   NONE   2,186,238
4 PEP BOYS MANNY MOE &
   JACK                  common  713278109    92,191      6,571,017    SH        Shared-Defined   NONE   6,571,017
5 PEP BOYS MANNY MOE &
   JACK                  common  713278109     3,507        250,000    SH  CALL  Shared-Defined   NONE         N/A

                                           245,508.0